Allowance for Loan Losses	12 Months Ended
Sep. 30, 2020
Receivables [Abstract]
Allowance for Loan Losses	ALLOWANCE FOR LOAN LOSSES
For a detailed discussion of loans and credit quality, including accounting policies and the CECL methodology used to estimate the allowance for credit losses, see Note A, "Summary of Significant Accounting Policies."

As a result of the adoption of ASC 326 in fiscal 2020, with an effective date of October 1, 2019, there is a lack of comparability in both the allowance and provisions for credit losses for the periods presented. Results for reporting periods beginning after October 1, 2019 (as reflected in the table below) are presented using the CECL methodology, while comparative period information continues to be reported in accordance with the incurred loss methodology in effect for prior fiscal years. See Note B, "New Accounting Pronouncements," for details regarding the adoption of ASC 326.

	September 30, 2019	CECL Adoption Impact	October 1, 2019 (Post ASC 326 Adoption)	September 30, 2020
(In thousands)
Allowance for credit losses:
Commercial loans
Multi-family	$7,391	$3,013	$10,404	$13,853
Commercial real estate	13,170	(146)	13,024	22,516
Commercial & industrial	31,450	785	32,235	38,665
Construction	32,304	(9,536)	22,768	24,156
Land - acquisition & development	9,155	1,749	10,904	10,733
Total commercial loans	93,470	(4,135)	89,335	109,923
Consumer loans
Single-family residential	30,988	16,783	47,771	45,186
Construction - custom	1,369	1,511	2,880	3,555
Land - consumer lot loans	2,143	492	2,635	2,729
HELOC	1,103	945	2,048	2,571
Consumer	2,461	2,154	4,615	2,991
Total consumer loans	38,064	21,885	59,949	57,032
Total allowance for loan losses	$131,534	$17,750	149,284	166,955
Reserve for unfunded commitments	$6,900	$10,750	17,650	25,000
Total allowance for credit losses	$138,434	$28,500	$166,934	$191,955
The following tables summarize the activity in the allowance for loan losses by loan portfolio segment and class.

Twelve Months Ended September 30, 2020	Beginning Allowance (Before ASC 326 Adoption)	Impact of ASC 326 Adoption	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance (After ASC 326 Adoption)
	(In thousands)
Commercial loans
Multi-family	$7,391	$3,013	$—	$498	$2,951	$13,853
Commercial real estate	13,170	(146)	(111)	2,447	7,156	22,516
Commercial & industrial	31,450	785	(4,196)	443	10,183	38,665
Construction - speculative	32,304	(9,536)	—	188	1,200	24,156
Land - acquisition & development	9,155	1,749	(11)	2,070	(2,230)	10,733
Total commercial loans	93,470	(4,135)	(4,318)	5,646	19,260	109,923
Consumer loans
Single-family residential	30,988	16,783	(131)	1,394	(3,848)	45,186
Construction - custom	1,369	1,511	—	—	675	3,555
Land - consumer lot loans	2,143	492	(237)	639	(308)	2,729
HELOC	1,103	945	—	95	428	2,571
Consumer	2,461	2,154	(1,069)	1,252	(1,807)	2,991
Total consumer loans	38,064	21,885	(1,437)	3,380	(4,860)	57,032
	$131,534	$17,750	$(5,755)	$9,026	$14,400	$166,955

Twelve Months Ended September 30, 2019	Beginning Allowance (Before ASC 326 Adoption)	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance (Before ASC 326 Adoption)
	(In thousands)
Commercial loans
Multi-family	$8,329	$—	$—	$(938)	$7,391
Commercial real estate	11,852	(428)	1,102	644	13,170
Commercial & industrial	28,702	(5,782)	3,443	5,087	31,450
Construction - speculative	31,317	—	99	888	32,304
Land - acquisition & development	7,978	(107)	7,457	(6,173)	9,155
Total commercial loans	88,178	(6,317)	12,101	(492)	93,470
Consumer loans
Single-family residential	33,033	(268)	1,020	(2,797)	30,988
Construction - custom	1,842	(1,973)	—	1,500	1,369
Land - consumer lot loans	2,164	(804)	719	64	2,143
HELOC	781	(1,086)	46	1,362	1,103
Consumer	3,259	(1,028)	1,167	(937)	2,461
Total consumer loans	41,079	(5,159)	2,952	(808)	38,064
	$129,257	$(11,476)	$15,053	$(1,300)	$131,534

Primarily due to the continued economic distress caused by the COVID-19 pandemic, the Company recorded a provision for credit losses of $21,750,000 for the year ended September 30, 2020, as compared to a release of $1,650,000 for the year ended September 30, 2019. The relatively significant credit loss provision for 2020 is due primarily to COVID-19 related factors including estimated impacts to the energy, hospitality, restaurant and senior living industries. The release recorded for 2019 was a result of strong net recoveries and the overall quality of the loan portfolio as a result of a strong economy. The Company had recoveries, net of charge-offs, of $3,271,000 for the year ended September 30, 2020, compared with $3,577,000 of net recoveries for the year ended September 30, 2019. A loan is charged-off when the loss is estimable and it is confirmed that the borrower is not expected to be able to meet its contractual obligations. No allowance was recorded as of September 30, 2020 for the $745,081,000 of SBA PPP loans, which are included in the commercial & industrial loan category, due to the government guarantee.

Non-accrual loans decreased to $29,056,000 as of September 30, 2020, from $33,731,000 as of September 30, 2019. Non-performing assets totaled $37,695,000, or 0.20% of total assets, at September 30, 2020, compared to $43,826,000, or 0.27% of total assets, as of September 30, 2019.

As of September 30, 2020, the allowance for loan losses of $166,955,000 is for loans that are evaluated on a pooled basis, which was comprised of $115,457,000 related to the quantitative component and $51,498,000 related to management's qualitative overlays.
The following table shows loans collectively and individually evaluated for impairment and the related general and specific reserves.

September 30, 2019	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Recorded Investment of Loans	Ratio	Specific Reserve Allocation	Recorded Investment of Loans	Ratio
	(In thousands)			(In thousands)
Commercial loans
Multi-family	$7,387	$1,422,266	0.5%	$4	$385	1.0%
Commercial real estate	12,847	1,618,406	0.8	323	12,765	2.5
Commercial & industrial	31,358	1,266,913	2.5	92	1,805	5.1
Construction - speculative	32,304	1,164,889	2.8	—	—	—
Land - acquisition & development	9,135	160,964	5.7	20	230	8.7
Total commercial loans	93,031	5,633,438	1.7	439	15,185	2.9
Consumer loans
Single-family residential	30,988	5,822,200	0.5	—	17,978	—
Construction - custom	1,369	255,505	0.5	—	—	—
Land - consumer lot loans	2,143	95,574	2.2	—	375	—
HELOC	1,103	140,378	0.8	—	837	—
Consumer	2,461	129,527	1.9	—	50	—
Total consumer loans	38,064	6,443,184	0.6	—	19,240	—
	$131,095	$12,076,622	1.1%	$439	$34,425	1.3%
The Company has an asset quality review function that analyzes its loan portfolio and reports the results of the review to its Board of Directors on a quarterly basis. The single-family residential, HELOC and consumer portfolios are evaluated based on their performance as a pool of loans, since no single loan is individually significant or judged by its risk rating, size or potential risk of loss. The construction, land, multi-family, commercial real estate and commercial and industrial loans are risk rated on a loan by loan basis to determine the relative risk inherent in specific borrowers or loans. Based on that risk rating, the loans are assigned a grade and classified as described in Note D "Loans Receivable."

The following table provides the amortized cost of loans receivable based on risk rating categories (as previously defined).

September 30, 2020	Internally Assigned Grade
	Pass	Special mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Loan type
Commercial loans
Multi-family	$1,506,692	$13,721	$17,827	$—	$—	$1,538,240
Commercial real estate	1,681,230	92,184	111,274	—	—	1,884,688
Commercial & industrial	1,898,709	64,695	152,109	—	—	2,115,513
Construction - speculative	1,187,786	61,178	103,450	—	—	1,352,414
Land - acquisition & development	137,998	15,573	—	—	—	153,571
Total commercial loans	6,412,415	247,351	384,660	—	—	7,044,426
Consumer loans
Single-family residential	5,270,666	192	23,104	—	—	5,293,962
Construction - custom	295,953	—	—	—	—	295,953
Land - consumer lot loans	101,151	—	243	—	—	101,394
HELOC	139,646	—	576	—	—	140,222
Consumer	83,304	—	11	—	—	83,315
Total consumer loans	5,890,720	192	23,934	—	—	5,914,846
Total loans	$12,303,135	$247,543	$408,594	$—	$—	$12,959,272

Total grade as a % of total loans	94.9%	1.9%	3.2%	—%	—%

The following table provides the gross loans receivable based on risk rating categories (as previously defined).

September 30, 2019	Internally Assigned Grade
	Pass	Special mention	Substandard	Doubtful	Loss	Total Gross Loans
	(In thousands)
Loan type
Commercial loans
Multi-family	$1,418,837	$—	$3,837	$—	$—	$1,422,674
Commercial real estate	1,602,634	2,754	25,782	—	—	1,631,170
Commercial & industrial	1,229,891	18,125	20,679	—	—	1,268,695
Construction - speculative	2,038,052	—	—	—	—	2,038,052
Land - acquisition & development	200,283	—	3,824	—	—	204,107
Total commercial loans	6,489,697	20,879	54,122	—	—	6,564,698
Consumer loans
Single-family residential	5,808,444	—	26,750	—	—	5,835,194
Construction - custom	540,741	—	—	—	—	540,741
Land - consumer lot loans	98,828	—	866	—	—	99,694
HELOC	141,271	—	907	—	—	142,178
Consumer	129,872	—	11	—	—	129,883
Total consumer loans	6,719,156	—	28,534	—	—	6,747,690
Total gross loans	$13,208,853	$20,879	$82,656	$—	$—	$13,312,388

Total grade as a % of total gross loans	99.2%	0.2%	0.6%	—%	—%
The following table provides information on amortized cost of loans receivable based on borrower payment activity.

September 30, 2020	Performing Loans		Non-Performing Loans
	Amount	% of Total Loans	Amount	% of Total Loans
	(In thousands)		(In thousands)
Commercial loans
Multi-family	$1,538,240	100.0%	$—	—%
Commercial real estate	1,880,917	99.8	3,771	0.2
Commercial & industrial	2,115,184	100.0	329	—
Construction - speculative	1,350,745	99.9	1,669	0.1
Land - acquisition & development	153,571	100.0	—	—
Total commercial loans	7,038,657	99.9	5,769	0.1
Consumer loans
Single-family residential	5,271,531	99.6	22,431	0.4
Construction - custom	295,953	100.0	—	—
Land - consumer lot loans	101,151	99.8	243	0.2
HELOC	139,669	99.6	553	0.4
Consumer	83,255	99.9	60	0.1
Total consumer loans	5,891,559	99.6	23,287	0.4
Total	$12,930,216	99.8%	$29,056	0.2%

The following table provides information on gross loans based on borrower payment activity.

September 30, 2019	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Commercial loans
Multi-family	$1,422,674	100.0%	$—	—%
Commercial real estate	1,625,335	99.6	5,835	0.4
Commercial & industrial	1,267,403	99.9	1,292	0.1
Construction - speculative	2,038,052	100.0	—	—
Land - acquisition & development	203,938	99.9	169	0.1
Total commercial loans	6,557,402	99.9	7,296	0.1
Consumer loans
Single-family residential	5,809,923	99.6	25,271	0.4
Construction - custom	540,741	100.0	—	—
Land - consumer lot loans	99,448	99.8	246	0.2
HELOC	141,271	99.4	907	0.6
Consumer	129,872	100.0	11	—
Total consumer loans	6,721,255	99.6	26,435	0.4
Total gross loans	$13,278,657	99.7%	$33,731	0.3%
The following table provides information on impaired loan balances and the related allowances by loan types.

September 30, 2019	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Multi-family	$—	$—	$—		$286
Commercial real estate	7,467	11,881	—		8,890
Commercial & industrial	1,114	5,312	—		7,168
Construction	—	—	—		1,172
Land - acquisition & development	78	143	—		290
Single-family residential	17,979	19,252	—		16,685
Construction - custom	—	—	—		251
Land - consumer lot loans	344	848	—		287
HELOC	837	931	—		597
Consumer	50	119	—		23
	27,869	38,486	—		35,649
Impaired loans with an allowance recorded:
Multi-family	385	385	4		418
Commercial real estate	4,168	5,298	323		5,160
Commercial & industrial	426	691	92		2,535
Construction	—	—	—		—
Land - acquisition & development	91	152	—		99
Single-family residential	112,042	114,609	2,208		125,976
Construction - custom	—	—	—		—
Land - consumer lot loans	3,556	3,695	20		4,324
HELOC	949	963	—		961
Consumer	60	282	—		65
	121,677	126,075	2,647	(1)	139,538
Total:
Multi-family	385	385	4		704
Commercial real estate	11,635	17,179	323		14,050
Commercial & industrial	1,540	6,003	92		9,703
Construction	—	—	—		1,172
Land - acquisition & development	169	295	—		389
Single-family residential	130,021	133,861	2,208		142,661
Construction - custom	—	—	—		251
Land - consumer lot loans	3,900	4,543	20		4,611
HELOC	1,786	1,894	—		1,558
Consumer	110	401	—		88
	$149,546	$164,561	$2,647	(1)	$175,187

____________________
(1)Includes $439,000 of specific reserves and $2,208,000 included in the general reserves.